Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 - Related Party Transactions

The following is a description of transactions between the Company and related parties:

Advances from stockholder

As of June 30, 2018 and December 31, 2017, the Company had outstanding advances from a stockholder totaling $1,065 and $28,728, respectively. Advances from a stockholder of $210,564 and $28,728 to fund certain costs were received during the period ended June 30, 2018 and December 31, 2017, respectively. The Company repaid most of these advances during the period ended June 30, 2018.